Summary of Significant Accounting Policies - Additional Information (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeitures Available For Reallocation or Expenses	$ 204,810	$ 222,609
Forfeitures Used For Plan Administrative Expenses	$ 0	$ 124,943
Vanguard Institutional Index Fund [Member]
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	18.00%	18.00%
Fidelity Advisor Equity Growth Z [Member]
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	16.00%	17.00%